Annual Total Returns - FidelityAdvisorEmergingAsiaFund-AMCIZPRO - FidelityAdvisorEmergingAsiaFund-AMCIZPRO - Fidelity Advisor Emerging Asia Fund	Dec. 30, 2024
Fidelity Advisor Emerging Asia Fund - Class A
Bar Chart Table:
Annual Return 2014	7.01%
Annual Return 2015	(7.84%)
Annual Return 2016	4.29%
Annual Return 2017	46.76%
Annual Return 2018	(15.05%)
Annual Return 2019	30.58%
Annual Return 2020	72.30%
Annual Return 2021	(14.81%)
Annual Return 2022	(30.79%)
Annual Return 2023	13.50%
Fidelity Advisor Emerging Asia Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018